Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy of Assets Measured on Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Level 1
Assets:
Cash equivalents - money markets accounts	$ 6,965	$ 14,887	$ 62,999
Level 2
Assets:
Cash equivalents - money markets accounts	0	0
Level 3
Assets:
Cash equivalents - money markets accounts	$ 0	$ 0